Organization, Business Operation And Going Concern Consideration (Details)		2 Months Ended	6 Months Ended	12 Months Ended
	Mar. 02, 2021 USD ($) $ / shares shares	Mar. 02, 2021 USD ($) $ / shares shares	Jun. 30, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares
Organization and Business Operation (Details) [Line Items]
Gross proceeds (in Shares) | shares	34,500,000	10,000,000
Price per unit (in Dollars per share) | $ / shares	$ 10.00	$ 10.00	$ 10.00	$ 10.00
Gross proceeds	$ 345,000,000			$ 6,000,000
No of shares entitled for each warrant			1
Transaction costs			$ 820,691
Underwriting concept	6,900,000		6,900,000
Deferred underwriting discount	12,075,000		12,075,000
Other offering costs	$ 435,945		499,651
Offering costs			$ 18,653,960
Public shares redeem percentage	100.00%	100.00%	100.00%
Public share price per share (in Dollars per share) | $ / shares	$ 10.00	$ 10.00	$ 10.00
Net tangible assets			$ 5,000,001	5,000,001
Business combination, description			In connection with the closing of the IPO, the Company has entered into a forward purchase agreement (“FPA”) with Engaged Capital, LLC (the “Purchaser” or “Engaged Capital”). Engaged Capital (and/or its affiliates), a member of the Company’s sponsor, has agreed to commit to purchase, in a private placement for gross proceeds of $100,000,000 to occur concurrently with the consummation of the initial business combination, 10,000,000 forward purchase Class A common shares at $10.00 per share. The FPA shares shall have the same terms as a public share, but they do not have any rights of redemption, rights to conversion into cash, or rights to any liquidating distributions from any funds held in the trust account established by the Company for the benefit of the Company’s public stockholders upon the closing of the IPO.
Dissolution expenses		$ 100,000	$ 100,000	$ 100,000
Public share price (in Dollars per share) | $ / shares	$ 10.00	$ 10.00	$ 10.00	$ 10.00
Trust account assets price (in Dollars per share) | $ / shares		$ 10.00	$ 10.00	$ 10.00
Operating bank account	$ 2,100,000	$ 2,100,000	$ 1,100,000
Working capital deficit		2,100,000	1,400,000	$ 23,543
Capital contribution from sponsor		25,000	25,000
Unsecured promissory note from the sponsor	174,407	174,407	175,000
Cash on hand	$ 2,090,522	2,090,522	$ 1,125,984	$ 200,000
Engaged Capital, LLC [Member]
Organization and Business Operation (Details) [Line Items]
Gross proceeds (in Shares) | shares			10,000,000
Gross proceeds		$ 100,000,000	$ 100,000,000
Warrant [Member]
Organization and Business Operation (Details) [Line Items]
Gross proceeds (in Shares) | shares		9,400,000
Gross proceeds			$ 9,400,000
Sale of private warrants (in Shares) | shares		6,266,667	6,266,667	5,666,667
Price per private warrant (in Dollars per share) | $ / shares		$ 1.50	$ 1.50	$ 1.50
IPO [Member]
Organization and Business Operation (Details) [Line Items]
Gross proceeds (in Shares) | shares	34,500,000			30,000,000
Price per unit (in Dollars per share) | $ / shares	$ 10.00	$ 10.00		$ 10.00
Gross proceeds	$ 345,000,000			$ 10,000,000
Transaction costs		$ 19,410,945	$ 19,474,651
Underwriting concept	6,900,000	6,900,000
Deferred underwriting discount	$ 12,075,000	12,075,000
Other offering costs		$ 435,945
Public shares redeem percentage				100.00%
Public share price per share (in Dollars per share) | $ / shares				$ 10.00
Threshold minimum aggregate fair market value as a percentage of the net assets held in the Trust Account				80
Threshold percentage of outstanding voting securities of the target to be acquired by post-transaction company to complete business combination				50
Over-Allotment Option [Member]
Organization and Business Operation (Details) [Line Items]
Gross proceeds (in Shares) | shares	4,500,000			347,500,000
Additional Shares Purchased (in Shares) | shares	4,500,000
Gross proceeds	$ 345,000,000			$ 6,900,000
Sale of private warrants (in Shares) | shares				6,266,667
Over-Allotment Option [Member] | Warrant [Member]
Organization and Business Operation (Details) [Line Items]
Gross proceeds (in Shares) | shares				6,266,667
Private Placement [Member]
Organization and Business Operation (Details) [Line Items]
Price per unit (in Dollars per share) | $ / shares	$ 11.50	$ 11.50	$ 11.50	$ 11.50
Gross proceeds				$ 100,000,000
Private Placement [Member] | Engaged Capital, LLC [Member]
Organization and Business Operation (Details) [Line Items]
Price per unit (in Dollars per share) | $ / shares	$ 10.00	$ 10.00	$ 10.00
Aggregate amount		$ 100,000,000	$ 100,000,000
Founder purchase shares (in Shares) | shares		10,000,000	10,000,000